Analysis of Net Debt - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Financial Assets and Liabilities [Line Items]
Net cash inflow from operating activities	€ 2,189	€ 2,340	€ 2,247
Net cash outflow from investing activities	2,685	735	7,306
Net cash inflow from financing activities	343	(1,732)	€ 4,162
Financial resources (operating cash together with cash and cash equivalents	2,115	2,449
Undrawn committed loan facilities	€ 3,554	€ 3,034
Euro [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Percentage of total cash and cash equivalents	35.00%	28.00%
US dollar [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Percentage of total cash and cash equivalents	34.00%	52.00%